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May 19, 2005

EDGAR Postmaster, BDM: Postmaster

Re:     SunAmerica Money Market Funds, Inc.
        Securities Act File No. 2-85370
        Post-Effective Amendment No. 33

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the registrant, dated May 1, 2005, no changes were made to the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 33 to the registrant's Registration Statement on Form N-1A, which was filed electronically with the Commission on April 29, 2005.

                                  Very truly yours,

                                  AIG SunAmerica Asset Management Corp.




                                  /s/ Corey A. Issing
                                  -------------------
                                  Corey A. Issing
                                  Staff Attorney